Wireless Device Payment Plans - Narrative (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables transfered	$ 11,500,000,000	$ 14,300,000,000	$ 11,500,000,000
Device payment plan agreement, trade-in liability	$ 4,943,000,000	$ 5,307,000,000	4,943,000,000		$ 4,452,000,000
Device payment plan agreement receivables sold, net				$ 0
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of customer tenure days		45 days
Required down payment percentage	0.00%
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of customer tenure days		45 days
Required down payment percentage	100.00%
Cash flows used in investing activities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collections following repurchase of receivables			195,000,000	238,000,000
Deferred purchase price receivable collected				$ 1,400,000,000
Product Trade-In
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement, trade-in liability	$ 64,000,000	$ 103,000,000	$ 64,000,000